Financial liabilities - Contractual maturities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Trade payables	SFr 148.2	SFr 65.1
Current lease liabilities	71.3	46.9
Other financial liabilities	21.3	14.8
Other current financial liabilities	92.7	61.7
Non-current lease liabilities	328.8	216.4
Other non-current financial liabilities	3.7
Other non-current financial liabilities	332.5	216.4
Due within 3 months
Disclosure of financial liabilities [line items]
Trade payables	148.2	65.1
Current lease liabilities	17.4	11.7
Other financial liabilities	21.3	14.8
Other current financial liabilities	38.8	26.5
Non-current lease liabilities	0.0	0.0
Other non-current financial liabilities	0.0
Other non-current financial liabilities	0.0	0.0
Due 4 to 12 months
Disclosure of financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	53.9	35.2
Other financial liabilities	0.0	0.0
Other current financial liabilities	53.9	35.2
Non-current lease liabilities	0.0	0.0
Other non-current financial liabilities	0.0
Other non-current financial liabilities	0.0	0.0
Due 1 to 5 years
Disclosure of financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	201.9	135.1
Other non-current financial liabilities	3.7
Other non-current financial liabilities	205.6	135.1
Due > 5 years
Disclosure of financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	127.0	81.3
Other non-current financial liabilities
Other non-current financial liabilities	SFr 127.0	SFr 81.3